Description of Business (Details Narrative) $ in Thousands	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2025	May 31, 2025 USD ($)	Jun. 30, 2025	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021	Dec. 31, 2018	Nov. 15, 2018
Number of vessels purchased						23
Number of vessels owned			69
Weighted average capacity			17 years 8 months 12 days
Seven Vessels [Member]
Number of vessels purchased						7
Capacity in TEUs						6,000
Twelve Vessels [Member]
Number of vessels purchased						12
Four Vessels [Member]
Number of vessels purchased						4
Capacity in TEUs						5,470
Four New Vessels [Member]
Number of vessels purchased				4
Capacity in TEUs				8,544
Purchase Price				$ 123,300
Date of Delivery				which were delivered on various dates in May and June 2023
Four High Reefer ECO Vessels [Member]
Number of vessels purchased					4
Capacity in TEUs					9,019
Purchase Price					$ 273,891
Three Out Of Four High Reefer ECO Vessels [Member]
Date of Delivery					which three were delivered on various dates in December 2024
Fourth ECO 9,019 TEU vessel [Member]
Capacity in TEUs	9,019
Date of Delivery	was delivered in January 2025
Tasman, Keta and Akiteta [Member]
Number of Vessels Sold	3
Dimitris Y [Member]
Date of Delivery		is scheduled for delivery in 4Q25
Sale price agreed in Memorandum of Agreement		$ 35,600
Poseidon Transaction [Member]
Number of vessels purchased								20
Poseidon Transaction [Member] | Argos [Member]
Number of Vessels Sold							1